February 2, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       Atlas U.S. Tactical Fixed Income Fund, File Nos.: 811-23705; 333-257154

Ladies and Gentlemen:

On behalf of the Atlas U.S. Tactical Fixed Income Fund, a registered investment company (the “Fund”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Fund’s Prospectus and Statement of Additional Information dated February 1, 2022 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Fund’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed electronically on January 28, 2021.

Please direct any questions concerning this letter to the undersigned at (631) 470-2734 or to Kevin Bettsteller of DLA Piper, LLP at (310) 595-3115.

Sincerely,

/s/ Richard Malinowski

Richard Malinowski